SECURITIES BORROWED, LOANED AND SUBJECT TO REPURCHASE AGREEMENTS - Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Securities purchased under agreements to resell
Gross amounts of recognized assets	$ 367,594	$ 362,025
Gross amounts offset on the Consolidated Balance Sheet	131,342	157,370
Net amounts of assets included on the Consolidated Balance Sheet	236,252	204,655
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	205,349	159,232
Net amounts	30,903	45,423
Deposits paid for securities borrowed
Gross amounts of recognized assets	107,041	96,425
Gross amounts offset on the Consolidated Balance Sheet	15,999	6,358
Net amounts of assets included on the Consolidated Balance Sheet	91,042	90,067
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	17,326	13,474
Net amounts	73,716	76,593
Total
Total	474,635	458,450
Gross amounts offset on the Consolidated Balance Sheet	147,341	163,728
Net amounts of assets included on the Consolidated Balance Sheet	327,294	294,722
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	222,675	172,706
Net amounts	104,619	122,016
Securities sold under agreements to repurchase
Gross amounts of recognized liabilities	305,597	338,564
Gross amounts offset on the Consolidated Balance Sheet	131,342	157,370
Net amounts of liabilities included on the Consolidated Balance Sheet	174,255	181,194
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	85,184	95,563
Net amounts	89,071	85,631
Deposits received for securities loaned
Gross amounts of recognized liabilities	33,029	24,689
Gross amounts offset on the Consolidated Balance Sheet	15,999	6,358
Net amounts of liabilities included on the Consolidated Balance Sheet	17,030	18,331
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	2,868	7,982
Net amounts	14,162	10,349
Total
Gross amounts of recognized liabilities	338,626	363,253
Gross amounts offset on the Consolidated Balance Sheet	147,341	163,728
Net amounts of liabilities included on the Consolidated Balance Sheet	191,285	199,525
Amounts not offset on the Consolidated Balance Sheet but eligible for offsetting upon counterparty default	88,052	103,545
Net amounts	$ 103,233	$ 95,980